COMMITMENTS AND CONTINGENCIES (Details Narrative) £ in Thousands, $ in Thousands														1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	May 18, 2022 USD ($)	Jan. 08, 2021 shares	Jan. 02, 2021 USD ($)	Sep. 26, 2020 USD ($)	Jun. 29, 2020 USD ($)	Feb. 26, 2020 USD ($)	Jan. 01, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 02, 2018 USD ($)	May 29, 2015 shares	Jan. 03, 2014 USD ($)	Jan. 03, 2014 GBP (£)	Apr. 30, 2023 USD ($)	Feb. 29, 2020 USD ($)	Oct. 01, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)	Aug. 27, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 11, 2019 USD ($)	Aug. 27, 2018 USD ($)
Loss Contingencies [Line Items]
Alleged damages							$ 6,000
Lessee, Operating Lease, Liability, to be Paid, Year One																$ 1,688	$ 1,102
Lessee, Operating Lease, Liability, to be Paid, Year Two																1,618	1,134
Lessee, Operating Lease, Liability, to be Paid, Year Three																1,531	947
Lessee, Operating Lease, Liability, to be Paid, Year Four																1,545	839
Lessee, Operating Lease, Liability, to be Paid, Year Five																	839
Lessee, Operating Lease, Liability, to be Paid, after Year Five																	2,105
Retention bonus																3,573	2,503
Earnout liabilities																8,344	4,054
Earnout payments	$ 4,054
Retention Bonus [Member]
Loss Contingencies [Line Items]
Retention bonus																550
Key Resources, Inc [Member]
Loss Contingencies [Line Items]
Earnout payment				4,054													4,054	4,054		$ 3,939
Business combination earnout consideration interest payment									$ 10
Headway Workforce Solutions [Member]
Loss Contingencies [Line Items]
Earnout payment		$ 4,450
Business combination consideration transferred		4,290
Payments to acquire businesses gross		$ 160
Headway Workforce Solutions [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Threshold amount														$ 2,000
Business combination consideration transferred														$ 5,000
Headway Workforce Solutions [Member] | Contingent Payment One [Member]
Loss Contingencies [Line Items]
Contingent payment description		Adjusted EBITDA of $0 or less than $0= no Contingent Payment
Headway Workforce Solutions [Member] | Contingent Payment Two [Member]
Loss Contingencies [Line Items]
Contingent payment description		Adjusted EBITDA of $500 x 2.5 multiple= $1,250 Contingent Payment
Headway Workforce Solutions [Member] | Contingent Payment Three [Member]
Loss Contingencies [Line Items]
Contingent payment description		Adjusted EBITDA of $1,000 x 2.5 multiple= $2,500 Contingent Payment
Headway Workforce Solutions [Member] | Contingent Payment Four [Member]
Loss Contingencies [Line Items]
Contingent payment description		Adjusted EBITDA of $1,800 x 2.5 multiple= $4,500 Contingent Payment
Headway Workforce Solutions [Member] | Contingent Payment Five [Member]
Loss Contingencies [Line Items]
Contingent payment description		Adjusted EBITDA of $2,000 or more x 2.5 multiple= $5,000 Contingent Payment
The Flood Employement Agreement [Member] | Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares			2,703								1,039,380
The Flood Employement Agreement [Member] | Mr.Brendan Flood [Member]
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 503
Employment agreement officer compensation bonus percentage												50.00%	50.00%
Percentage of gross profit appreciation participation												10.00%	10.00%
Gross profits in excess percentage												120.00%	120.00%
Performance based compensation gross profit threshold												$ 400
Percentage of gross profit participating Level												62.50%	62.50%
[custom:PercentageOfAnnualBaseSalary]								75.00%
The Flood Employement Agreement [Member] | Mr.Brendan Flood [Member] | GBP [Member]
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold | £													£ 192
The Barker Employment Agreement [Member] | Alicia Barker [Member]
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold				$ 275						$ 250
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage										75.00%
Entitle to receive severance pay period										12 months
The Anwar Employment Agreement [Member] | Mr. Anwar [Member]
Loss Contingencies [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 200
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage						50.00%
Earnout Consideration Postpone Date on February 27, 2020 [Member]
Loss Contingencies [Line Items]
Earnout payment																			$ 2,027		$ 2,027	$ 2,027
Share Purchase Agreement [Member] | Key Resources, Inc [Member]
Loss Contingencies [Line Items]
Business combination earnout consideration interest payment					$ 40
Alleged damages															$ 4,054
Lease Obligations [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Liability, to be Paid, Year One																	1,102
Lessee, Operating Lease, Liability, to be Paid, Year Two																	1,134
Lessee, Operating Lease, Liability, to be Paid, Year Three																	947
Lessee, Operating Lease, Liability, to be Paid, Year Four																	839
Lessee, Operating Lease, Liability, to be Paid, Year Five																	839
Lessee, Operating Lease, Liability, to be Paid, after Year Five																	2,105
Operating Lease, Expense																	989	$ 1,659
New York Action [Member] | Pamela D. Whitaker [Member]
Loss Contingencies [Line Items]
Alleged damages																4,054	$ 4,054
New York Action [Member] | Pamela D. Whitaker [Member] | Headway Workforce Solutions [Member]
Loss Contingencies [Line Items]
Earnout liabilities																$ 4,054